Consolidated Statement of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest income:
Loans, including fees	$ 7,394	$ 7,203
Investments
Taxable	781	484
Tax-exempt	158	151
Mortgage-backed securities	767	481
Total interest income	9,100	8,319
Interest expense:
Deposits (Note 8)	818	826
Borrowings	264	324
Total interest expense	1,082	1,150
Net Interest Income - Before provision for loan losses	8,018	7,169
Provision for Loan Losses (Note 4)	284	637
Net Interest Income - After provision for loan losses	7,734	6,532
Other Income
Service charges and other fees	807	857
Net loss on sale of investments	(4)
Net gain on sale of loans	206	235
Net (loss) gain on sale of real estate owned and other repossessed assets	(76)	3
Loan servicing fees	266	350
Insurance and brokerage commissions	117	126
Bargain purchase gain (Note 2)	1,982
Other	180	194
Total other income	3,478	1,765
Operating Expenses
Compensation and employee benefits (Note 13)	4,961	4,654
FDIC Insurance Premiums	207	184
Amortization of intangible assets	146	119
Advertising	183	130
Occupancy and equipment	1,032	911
Data processing service bureau	345	301
Professional fees	393	427
Collection activity	68	153
Real estate owned & other repossessed assets	272	245
Merger related expenses	266	83
Other	1,090	1,035
Total operating expenses	8,963	8,242
Income - before income tax expense	2,249	55
Income tax expense (Note 10)
Net income	2,249	55
Other Comprehensive Income (Loss):
Unrealized gain (loss) on securities available for sale - net of tax	594	(907)
Reclassification adjustment for losses realized in earnings - net of tax	(3)
Comprehensive Income (Loss)	$ 2,840	$ (852)
Net income per share
Basic (in dollars per share)	$ 0.7	$ 0.02
Diluted (in dollars per share)	$ 0.7	$ 0.02
Dividends per common share (in dollars per share)	$ 0.08	$ 0.02